Fair Value (Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level) (Detail) - Fair Value, Measurements, Nonrecurring [Member] - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	¥ 1,984	¥ 2,224
Loans		251,440	233,924
Loans, Loans held for sale		22,835	6,480
Loans, Collateral dependent loans		228,605	227,444
Premises and equipment		34,326	3,507
Intangible assets		9,402	1,652
Goodwill			4,869
Other assets		98,419	6,872
Other assets, Investments in equity method investees	[1]	92,223
Other assets, Other		6,196	6,872
Assets at fair value, Total		395,571	253,048
Private Equity Funds and Limited Partnerships [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities valued at net asset value		8,443	15,884
Unfunded commitments related to investment securities valued at net asset value		1,544	5,359
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		3,458	4,941
Loans, Collateral dependent loans		3,458	4,941
Other assets		92,223
Other assets, Investments in equity method investees	[1]	92,223
Assets at fair value, Total		95,681	4,941
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Loans		8,329	9,020
Loans, Collateral dependent loans		8,329	9,020
Assets at fair value, Total		8,329	9,020
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Investment securities	[1]	1,984	2,224
Loans		239,653	219,963
Loans, Loans held for sale		22,835	6,480
Loans, Collateral dependent loans		216,818	213,483
Premises and equipment		34,326	3,507
Intangible assets		9,402	1,652
Goodwill			4,869
Other assets		6,196	6,872
Other assets, Other		6,196	6,872
Assets at fair value, Total		¥ 291,561	¥ 239,087

[1]	Excludes certain investments valued at net asset value of ¥15,884 million and ¥8,443 million at March 31, 2017 and 2018, respectively. The unfunded commitments related to these investments are ¥5,359 million and ¥1,544 million at March 31, 2017 and 2018, respectively. These investments are in private equity funds and limited partnerships.